FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Narrative) (Details) $ in Thousands	Dec. 31, 2022 USD ($) oz	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about financial instruments [line items]
Percentage of receivables comprised of IVA and tax receivables in Mexico	99.70%	79.00%
Percentage of receivables pending finalizations of concentrate sales	0.30%	21.00%
Cash and cash equivalents	$ 83,391	$ 103,303	$ 61,083
Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Marketable securities	9,774
Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Marketable securities	261
Foreign Currency Risk [Member] | Canadian Dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 404	2,315
Confidence level used to determine risk adjustment	5.00%
Value at risk	$ 220
Foreign Currency Risk [Member] | Mexican Peso [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	$ 5,612	5,208
Confidence level used to determine risk adjustment	5.00%
Value at risk	$ 340
Commodity Price Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Ounces of silver without a final settlement price | oz	75,237
Ounces of gold without a final settlement price | oz	2,666
Confidence level used to determine risk adjustment	10.00%
Value at risk	$ 663	$ 470